EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exploration and Evaluation Assets
Amortization	$ (2)	$ (3)
Exploration and Evaluation Assets.
Exploration and Evaluation Assets
Beginning of year	2,428	2,319
Acquisitions and additions	176	193
Transfers to oil and gas assets	(170)
Dry hole expenses	(80)	(66)
Disposals and derecognition	(70)	(16)
Foreign exchange adjustments	2	(2)
End of year	$ 2,286	$ 2,428